GuideMark Core Fixed Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES - 29.6%	Par	Value
Federal Home Loan Mortgage Corp.
1.50%, 02/25/2036 (a)	$3,300,000	$2,825,093
2.50%, 07/01/2050 (a)	50,000	40,957
2.00%, 07/15/2050 (a)	1,150,000	902,347
Pool 780447, 5.16% (1 yr. CMT Rate + 2.25%), 04/01/2033	13,306	13,501
Pool A43129, 5.50%, 02/01/2036	41	41
Pool Q49389, 3.50%, 07/01/2047	172,296	156,514
Pool Q52093, 3.50%, 11/01/2047	154,972	140,648
Pool QC8858, 2.50%, 10/01/2051	1,720,573	1,433,588
Pool QD4104, 2.00%, 01/01/2052	2,378,205	1,872,079
Pool QE0827, 2.00%, 04/01/2052	143,056	112,466
Pool SD8123, 3.00%, 01/01/2051	1,549,731	1,329,072
Pool SD8246, 5.00%, 09/01/2052	1,018,219	988,284
4.00%, 07/01/2040 (a)	2,000,000	1,833,407
Pool U90688, 4.00%, 05/01/2042	99,484	93,732
Series 2022-DNA4, Class M1B, 8.69% (30 day avg SOFR US + 3.35%), 05/25/2042 (Callable 05/25/2027)(d)	170,000	178,698
Series 2022-DNA7, Class M1B, 10.34% (30 day avg SOFR US + 5.00%), 03/25/2052 (Callable 09/25/2027)(d)	75,000	82,762
Series 2022-HQA3, Class M1B, 8.89% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027)(d)	70,000	74,033
Series 2329, Class ZA, 6.50%, 06/15/2031	35,776	35,908
Series 2338, Class ZC, 6.50%, 07/15/2031	20,309	20,773
Series 3883, Class PB, 3.00%, 05/15/2041	23,987	22,430
Series 4216, Class KQ, 1.70%, 10/15/2039	5,488	5,442
Series 4961, Class JB, 2.50%, 12/15/2042	93,629	83,564
Series 5170, Class DP, 2.00%, 07/25/2050	327,483	277,095
Series K068, Class A2, 3.24%, 08/25/2027 (Callable 10/25/2027)	82,000	78,164
Series K104, Class X1, 1.24%, 01/25/2030 (Callable 04/25/2030)(b)(c)	707,541	35,287
Series K110, Class X1, 1.81%, 04/25/2030 (Callable 04/25/2030)(b)(c)	331,962	25,182
Series K111, Class X1, 1.68%, 05/25/2030 (Callable 05/25/2030)(b)(c)	1,314,941	97,116
Series K114, Class X1, 1.21%, 06/25/2030 (Callable 03/25/2030)(b)(c)	927,912	50,004
Series K122, Class X1, 0.97%, 11/25/2030 (Callable 08/25/2030)(b)(c)	296,546	12,915
5.50%, 07/01/2040 (a)	4,405,000	4,350,316
Federal National Mortgage Association
Pool 310229, 3.50%, 08/01/2043	354,819	327,468
Pool 357850, 5.50%, 07/01/2035	2,050	2,061
Pool 544859, 4.82% (Enterprise 11th District COFI Replacement Index + 1.70%), 08/01/2029	291	288
Pool 727181, 5.00%, 08/01/2033	1,085	1,073
Pool 730727, 5.00%, 08/01/2033	533	528
Pool 741862, 5.50%, 09/01/2033	169	170
Pool 766197, 5.50%, 02/01/2034	199	200
Pool 775776, 5.50%, 05/01/2034	2,164	2,176
Pool 776974, 5.50%, 04/01/2034	45	46
Pool 781629, 5.50%, 12/01/2034	1,477	1,484
Pool 786848, 7.00%, 10/01/2031	26,480	27,254
Pool 802783, 5.86% (RFUCCT1Y + 1.61%), 10/01/2034	70,504	70,820
Pool 820242, 5.00%, 07/01/2035	1,373	1,359
Pool 822815, 5.50%, 04/01/2035	1,395	1,400
Pool 838452, 5.50%, 09/01/2035	211	209
Pool 865854, 6.00%, 03/01/2036	1,514	1,547
Pool 888504, 5.01% (1 yr. CMT Rate + 2.01%), 04/01/2034	27,620	28,006
Pool 891474, 6.00%, 04/01/2036	1,925	1,960
Pool 899119, 5.50%, 04/01/2037	24	24
Pool 906000, 6.00%, 01/01/2037	923	945
Pool 928062, 5.50%, 02/01/2037	22	22
Pool 964930, 5.50%, 08/01/2038	44	44
Pool 968371, 5.50%, 09/01/2038	18	18
Pool 970131, 5.50%, 03/01/2038	58	58
Pool 985108, 5.50%, 07/01/2038	35	35
Pool 987032, 5.50%, 08/01/2038	22	22
Pool 993050, 5.50%, 12/01/2038	14	14
Pool 993579, 4.00%, 05/01/2039	5,950	5,585
Pool AA5840, 4.00%, 06/01/2039	990	936
Pool AA8715, 4.00%, 06/01/2039	21,516	20,348
Pool AB1500, 4.00%, 09/01/2040	3,632	3,435
Pool AB3995, 4.00%, 12/01/2041	6,013	5,697
Pool AB5529, 4.00%, 07/01/2042	15,607	14,969
Pool AB6228, 3.50%, 09/01/2042	51,869	47,378
Pool AD0586, 4.50%, 12/01/2039	59,175	57,598
Pool AD1889, 4.50%, 03/01/2041	49,466	48,136
Pool AD4062, 5.00%, 05/01/2040	135,083	133,829
Pool AD6929, 5.00%, 06/01/2040	116,001	114,948
Pool AD9856, 4.00%, 09/01/2040	3,154	2,983
Pool AD9896, 4.00%, 08/01/2040	2,977	2,790
Pool AE2559, 4.00%, 09/01/2040	1,671	1,580
Pool AE2562, 4.00%, 09/01/2040	586	554
Pool AE2566, 4.00%, 09/01/2040	403	381
Pool AE3916, 4.00%, 11/01/2040	4,980	4,710
Pool AE4124, 4.00%, 10/01/2040	6,343	5,998
Pool AE4888, 4.00%, 10/01/2040	3,720	3,518
Pool AE5147, 4.00%, 11/01/2040	672	636
Pool AE8715, 4.00%, 11/01/2040	8,461	8,001
Pool AH0006, 4.00%, 12/01/2040	1,231	1,164
Pool AH0020, 4.00%, 12/01/2040	4,262	4,030
Pool AH0599, 4.00%, 12/01/2040	5,269	4,983
Pool AH0601, 4.00%, 12/01/2040	1,096	1,036
Pool AH1263, 4.00%, 01/01/2041	4,233	4,003
Pool AH4659, 4.00%, 02/01/2041	1,021	965
Pool AH5653, 4.00%, 02/01/2041	19,927	18,845
Pool AH6150, 4.00%, 03/01/2041	3,424	3,237
Pool AI0848, 4.00%, 12/01/2041	5,856	5,553
Pool AI8842, 4.50%, 08/01/2041	17,155	16,698
Pool AJ1562, 4.00%, 10/01/2041	6,747	6,371
Pool AJ1972, 4.00%, 10/01/2041	3,133	2,963
Pool AJ2212, 4.50%, 10/01/2041	184,262	179,195
Pool AJ2446, 4.00%, 01/01/2042	3,735	3,529
Pool AJ3330, 4.00%, 11/01/2041	5,832	5,531
Pool AJ4187, 4.00%, 12/01/2041	4,389	4,162
Pool AJ4549, 4.00%, 11/01/2041	5,157	4,888
Pool AJ4698, 4.00%, 11/01/2041	5,248	4,974
Pool AJ4756, 4.00%, 10/01/2041	7,055	6,677
Pool AJ5424, 4.00%, 11/01/2041	10,098	9,556
Pool AJ5736, 4.00%, 12/01/2041	5,620	5,315
Pool AJ5968, 4.00%, 12/01/2041	3,124	2,949
Pool AJ6061, 4.00%, 12/01/2041	5,508	5,207
Pool AJ7538, 4.00%, 01/01/2042	8,294	7,865
Pool AJ7840, 4.00%, 11/01/2041	3,228	3,053
Pool AJ7868, 4.00%, 12/01/2041	4,940	4,685
Pool AJ8001, 4.00%, 01/01/2042	2,563	2,417
Pool AJ8104, 4.00%, 12/01/2041	9,829	9,294
Pool AJ8109, 4.00%, 12/01/2041	7,673	7,276
Pool AJ8171, 4.00%, 12/01/2041	3,590	3,395
Pool AJ8325, 3.00%, 12/01/2026	51,193	49,923
Pool AJ8341, 4.00%, 12/01/2041	8,075	7,658
Pool AJ8369, 4.00%, 01/01/2042	6,301	5,976
Pool AJ8436, 4.00%, 12/01/2041	11,076	10,474
Pool AJ8912, 4.00%, 12/01/2041	4,836	4,586
Pool AJ9162, 4.00%, 01/01/2042	7,412	7,029
Pool AJ9248, 4.00%, 12/01/2041	5,010	4,739
Pool AJ9330, 4.00%, 01/01/2042	35,761	33,898
Pool AJ9779, 4.00%, 01/01/2042	2,037	1,927
Pool AK0170, 4.00%, 01/01/2042	6,208	5,888
Pool AK0543, 4.00%, 01/01/2042	13,879	13,163
Pool AK0563, 4.00%, 01/01/2042	6,274	5,950
Pool AK1827, 4.00%, 01/01/2042	10,725	10,172
Pool AL0187, 5.00%, 05/01/2041	21,956	21,756
Pool AL0215, 4.50%, 04/01/2041	26,888	26,171
Pool AL0456, 5.00%, 06/01/2041	4,083	4,046
Pool AL0815, 4.00%, 09/01/2041	14,330	13,551
Pool AL0934, 5.00%, 02/01/2041	28,067	27,812
Pool AL2752, 5.00%, 03/01/2042	84,781	83,942
Pool AL5233, 4.00%, 01/01/2041	18,464	17,462
Pool AQ9316, 2.50%, 01/01/2043	147,073	124,958
Pool AS5469, 4.00%, 07/01/2045	166,618	156,323
Pool AS5597, 3.50%, 08/01/2045	28,205	25,621
Pool AS7170, 3.50%, 05/01/2046	113,104	102,611
Pool AS7242, 3.50%, 05/01/2046	106,614	96,724
Pool AS7492, 4.00%, 07/01/2046	85,013	79,769
Pool AS8947, 3.50%, 03/01/2047	149,205	135,362
Pool AS9772, 3.50%, 06/01/2037	121,946	115,036
Pool AT2720, 3.00%, 05/01/2043	381,031	336,889
Pool AT5900, 3.00%, 06/01/2043	236,724	209,298
Pool AU1625, 3.50%, 07/01/2043	142,434	129,536
Pool AZ0832, 4.00%, 07/01/2045	233,291	218,920
Pool BC4938, 2.50%, 04/01/2031	14,324	13,455
Pool BC9468, 3.00%, 06/01/2046	210,597	184,742
Pool BN5279, 4.00%, 02/01/2049	349,680	324,965
Pool BT2317, 2.00%, 03/01/2052	237,307	186,862
Pool BT7155, 2.00%, 08/01/2051	331,803	260,595
Pool BV1380, 2.00%, 01/01/2052	764,301	600,320
Pool BV2993, 2.00%, 04/01/2052	826,992	651,340
Pool BV9804, 2.00%, 05/01/2052	171,827	135,170
Pool CA0858, 3.50%, 12/01/2047	1,186,900	1,075,061
Pool CB6431, 5.50%, 06/01/2053	1,630,424	1,613,013
Pool CB6870, 5.50%, 08/01/2053	1,617,227	1,600,560
Pool FM7678, 2.50%, 06/01/2051	1,729,590	1,438,801
Pool FM9491, 2.50%, 11/01/2051	1,752,693	1,447,143
Pool FS1069, 2.00%, 12/01/2051	403,227	316,688
Pool FS1108, 2.50%, 09/01/2051	1,749,779	1,444,601
Pool FS1598, 2.00%, 04/01/2052	135,802	106,719
Pool MA1870, 4.50%, 04/01/2034	90,173	88,830
Pool MA3038, 4.50%, 06/01/2047	18,851	18,178
Pool MA4307, 3.00%, 04/01/2051	1,837,307	1,577,456
Pool MA4577, 2.00%, 04/01/2052	2,228,096	1,752,431
Pool MA4761, 5.00%, 09/01/2052	1,002,681	973,210
4.50%, 07/15/2052 (a)	3,518,000	3,322,613
Series 2012-18, Class GA, 2.00%, 12/25/2041	24,753	22,379
Series 2012-21, Class PQ, 2.00%, 09/25/2041	13,978	12,870
Series 2012-52, Class PA, 3.50%, 05/25/2042	22,766	21,422
Series 2013-77, Class BP, 1.70%, 06/25/2043	14,752	14,340
Series 2015-48, Class QB, 3.00%, 02/25/2043	26,801	25,698
Series 2016-11, Class GA, 2.50%, 03/25/2046	37,073	33,532
Series 2016-38, Class NA, 3.00%, 01/25/2046	20,408	18,490
Series 2017-16, Class PB, 3.00%, 03/25/2047	217,000	184,340
Series 2017-26, Class CG, 3.50%, 07/25/2044	18,905	18,494
Series 2017-34, Class JK, 3.00%, 05/25/2047	13,925	13,309
Series 2017-35, Class AH, 3.50%, 04/25/2053	23,903	23,345
Series 2017-49, Class JA, 4.00%, 07/25/2053	25,396	24,881
Series 2017-84, Class KA, 3.50%, 04/25/2053	29,062	28,050
Series 2018-23, Class LA, 3.50%, 04/25/2048	52,945	48,917
Series 2018-70, Class HA, 3.50%, 10/25/2056	37,630	36,079
Series 2019-12, Class HA, 3.50%, 11/25/2057	65,611	61,421
Series 2019-14, Class CA, 3.50%, 04/25/2049	66,383	62,311
Series 2019-45, Class PT, 3.00%, 08/25/2049	59,089	52,320
Series 2019-M21, Class X3, 1.27%, 06/25/2034 (b)(c)	1,361,724	75,173
Series 2020-1, Class AC, 3.50%, 08/25/2058	168,408	154,923
Series 2022-90, Class AY, 4.50%, 12/25/2041	515,000	484,107
Series 415, Class A3, 3.00%, 11/25/2042	48,961	44,313
Government National Mortgage Association
5.00%, 07/01/2039 (a)	2,300,000	2,242,836
Pool 614436, 5.00%, 08/15/2033	4,812	4,834
Pool 723248, 5.00%, 10/15/2039	247,577	248,475
Pool 736686, 5.00%, 02/15/2039	10,134	10,183
Pool 783403, 3.50%, 09/15/2041	91,443	84,394
Pool MA4587, 4.00%, 07/20/2047	19,743	18,566
Pool MA4652, 3.50%, 08/20/2047	57,332	52,236
Pool MA4778, 3.50%, 10/20/2047	106,508	96,855
Pool MA4779, 4.00%, 10/20/2047	75,062	70,329
Pool MA4780, 4.50%, 10/20/2047	87,017	84,143
Pool MA7051, 2.00%, 12/20/2050	1,242,087	1,009,033
Pool MA7650, 3.00%, 10/20/2051	2,266,237	1,981,046
Pool MA8199, 3.50%, 08/20/2052	1,151,907	1,036,989
Pool MA9362, 5.50%, 12/20/2053	1,485,926	1,477,061
4.00%, 07/15/2042 (a)	2,250,000	2,083,676
TOTAL MORTGAGE-BACKED SECURITIES (Cost $54,416,547)		51,645,768

U.S. TREASURY SECURITIES - 29.2%	Par	Value
U.S. Treasury Bonds
3.38%, 08/15/2042	2,190,000	1,858,164
0.63%, 02/15/2043	81,827	61,892
3.13%, 02/15/2043	2,820,000	2,294,445
3.63%, 08/15/2043	590,000	515,167
3.75%, 11/15/2043	795,000	706,059
1.38%, 02/15/2044	215,258	185,756
3.13%, 08/15/2044	2,220,000	1,783,024
0.75%, 02/15/2045	392,798	296,488
2.50%, 02/15/2045	810,000	580,954
3.00%, 11/15/2045	240,000	186,872
2.50%, 02/15/2046	950,000	673,275
2.25%, 08/15/2046	1,610,000	1,079,581
3.00%, 02/15/2047	2,510,000	1,935,151
2.75%, 11/15/2047	1,050,000	768,223
3.00%, 02/15/2048	500,000	382,783
3.13%, 05/15/2048	2,220,000	1,736,803
0.25%, 02/15/2050	1,500,083	925,062
1.25%, 05/15/2050	2,996,000	1,496,537
1.38%, 08/15/2050	2,069,000	1,067,353
1.63%, 11/15/2050	1,020,000	562,833
3.00%, 08/15/2052	1,660,000	1,257,353
4.13%, 08/15/2053	695,000	651,440
4.75%, 11/15/2053	470,000	489,020
U.S. Treasury Notes
2.00%, 11/15/2026(i)	4,340,000	4,085,195
4.25%, 03/15/2027	3,140,000	3,115,714
1.88%, 02/28/2029	5,260,000	4,714,070
2.38%, 03/31/2029	4,935,000	4,518,031
2.75%, 05/31/2029	2,025,000	1,882,696
3.25%, 06/30/2029	775,000	736,840
0.63%, 05/15/2030	1,410,000	1,141,191
1.38%, 11/15/2031	1,030,000	839,188
2.88%, 05/15/2032	1,075,000	970,313
2.75%, 08/15/2032	2,320,000	2,068,380
3.88%, 08/15/2033	1,245,000	1,200,525
4.50%, 11/15/2033	590,000	596,868
1.75%, 01/15/2034	3,692,509	3,593,268
TOTAL U.S. TREASURY SECURITIES (Cost $58,406,793)		50,956,514

CORPORATE OBLIGATIONS - 24.5%	Par	Value
Aerospace & Defense - 0.5%
BAE Systems PLC, 5.13%, 03/26/2029 (Callable 02/26/2029)(d)	200,000	199,283
Boeing Co.
6.30%, 05/01/2029 (Callable 04/01/2029)(d)	60,000	60,899
5.15%, 05/01/2030 (Callable 02/01/2030)	35,000	33,649
6.39%, 05/01/2031 (Callable 03/01/2031)(d)	50,000	50,986
6.53%, 05/01/2034 (Callable 02/01/2034)(d)	30,000	30,788
3.75%, 02/01/2050 (Callable 08/01/2049)	20,000	13,172
5.93%, 05/01/2060 (Callable 11/01/2059)	70,000	62,823
L3Harris Technologies, Inc.
5.05%, 06/01/2029 (Callable 05/01/2029)	120,000	119,275
5.35%, 06/01/2034 (Callable 03/01/2034)	140,000	139,325
Northrop Grumman Corp., 5.15%, 05/01/2040 (Callable 11/01/2039)	169,000	162,020
RTX Corp., 5.75%, 11/08/2026 (Callable 10/08/2026)	50,000	50,545
		922,765

Banks - 5.1%
Bank of America Corp.
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027 (Callable 09/15/2026)	150,000	151,644
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	245,000	212,069
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	85,000	70,105
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030) (e)	850,000	696,054
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	550,000	465,800
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)	115,000	94,335
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034) (e)	75,000	75,139
Bank of Montreal, 5.51%, 06/04/2031 (Callable 04/04/2031)	110,000	111,318
Barclays PLC
7.39% to 11/02/2027 then 1 yr. CMT Rate + 3.30%, 11/02/2028 (Callable 11/02/2027)	220,000	231,919
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	235,000	235,834
BNP Paribas SA, 5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034 (Callable 12/05/2033) (d)	200,000	205,370
BPCE SA
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026) (d)	250,000	229,574
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028) (d)	250,000	259,417
Citigroup, Inc., 5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	65,000	64,671
Citizens Financial Group, Inc.
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	120,000	119,701
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034) (e)	60,000	62,169
Deutsche Bank AG/New York NY, 6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	150,000	156,133
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	200,000	201,541
5.73% to 05/17/2031 then SOFR + 1.52%, 05/17/2032 (Callable 05/17/2031)	325,000	326,255
5.40% to 08/11/2032 then SOFR + 2.87%, 08/11/2033 (Callable 08/11/2032)	215,000	213,085
JPMorgan Chase & Co.
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027 (Callable 10/22/2026)	155,000	157,747
3.78% to 02/01/2027 then 3 mo. Term SOFR + 1.60%, 02/01/2028 (Callable 02/01/2027)	105,000	101,219
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028 (Callable 04/26/2027)	45,000	43,918
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	45,000	42,592
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	175,000	175,715
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	60,000	62,042
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	180,000	182,995
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030 (Callable 10/15/2029)	55,000	48,709
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	55,000	46,543
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032 (Callable 11/08/2031)	200,000	166,912
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035 (Callable 01/23/2034)	290,000	288,992
M&T Bank Corp.
7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029 (Callable 10/30/2028)	130,000	136,882
5.05% to 01/27/2033 then SOFR + 1.85%, 01/27/2034 (Callable 01/27/2033)	180,000	166,974
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028 (Callable 12/27/2027)	500,000	482,444
Societe Generale SA
6.22% to 06/15/2032 then 1 yr. CMT Rate + 3.20%, 06/15/2033 (Callable 06/15/2032) (d)	245,000	241,810
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034) (d)	200,000	198,501
Standard Chartered PLC
7.77% to 11/16/2027 then 1 yr. CMT Rate + 3.45%, 11/16/2028 (Callable 11/16/2027) (d)	200,000	212,983
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034) (d)	200,000	198,741
The Bank of New York Mellon Corp.
6.32% to 10/25/2028 then SOFR + 1.60%, 10/25/2029 (Callable 10/25/2028)	165,000	172,584
4.98% to 03/14/2029 then SOFR + 1.09%, 03/14/2030 (Callable 03/14/2029)	70,000	69,637
5.19% to 03/14/2034 then SOFR + 1.42%, 03/14/2035 (Callable 03/14/2034)	95,000	94,000
The PNC Financial Services Group, Inc.
5.30% to 01/21/2027 then SOFR + 1.34%, 01/21/2028 (Callable 01/21/2027)	175,000	174,810
6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033 (Callable 10/28/2032)	25,000	25,820
Wells Fargo & Co.
3.00%, 04/22/2026	75,000	71,937
3.00%, 10/23/2026	90,000	85,521
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	85,000	85,831
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	65,000	67,492
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030 (Callable 10/30/2029)	195,000	173,124
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031 (Callable 02/11/2030)	100,000	86,633
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	175,000	152,093
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033 (Callable 07/25/2032)	180,000	173,519
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	15,000	14,863
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	80,000	85,482
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034) (e)	90,000	90,007
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	90,000	82,467
		8,843,672

Biotechnology - 0.4%
AbbVie, Inc.
4.95%, 03/15/2031 (Callable 01/15/2031)	65,000	64,933
5.40%, 03/15/2054 (Callable 09/15/2053)	65,000	64,688
Amgen, Inc.
5.25%, 03/02/2030 (Callable 01/02/2030)	40,000	40,330
5.25%, 03/02/2033 (Callable 12/02/2032)	170,000	169,894
5.75%, 03/02/2063 (Callable 09/02/2062)	70,000	69,008
CSL Finance PLC
4.05%, 04/27/2029 (Callable 02/27/2029)(d)	85,000	81,381
4.25%, 04/27/2032 (Callable 01/27/2032)(d)	55,000	51,783
Gilead Sciences, Inc., 5.25%, 10/15/2033 (Callable 07/15/2033)	65,000	65,623
		607,640

Building Products - 0.0%(f)
Trane Technologies Financing Ltd., 5.10%, 06/13/2034 (Callable 03/13/2034)	30,000	29,967

Capital Markets – 2.0%
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	125,000	121,392
4.89%, 09/11/2033 (Callable 06/11/2033)	100,000	97,526
5.23%, 11/17/2034 (Callable 08/17/2034)	80,000	79,613
2.94%, 06/04/2051 (Callable 12/04/2050)	20,000	12,783
3.38%, 02/08/2061 (Callable 08/08/2060)	45,000	29,803
Goldman Sachs Group, Inc.
4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028 (Callable 08/23/2027)	65,000	63,533
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030 (Callable 04/25/2029)	110,000	112,049
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031) (e)	70,000	56,921
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	300,000	252,923
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	175,000	144,022
Intercontinental Exchange, Inc., 5.25%, 06/15/2031 (Callable 04/15/2031)	50,000	50,366
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029 (Callable 07/20/2028)	55,000	55,374
6.41% to 11/01/2028 then SOFR + 1.83%, 11/01/2029 (Callable 11/01/2028)	270,000	282,052
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030 (Callable 04/18/2029)	195,000	198,465
2.70% to 01/22/2030 then SOFR + 1.14%, 01/22/2031 (Callable 01/22/2030)	150,000	131,631
1.79% to 02/13/2031 then SOFR + 1.03%, 02/13/2032 (Callable 02/13/2031)	180,000	144,763
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)	145,000	116,752
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	60,000	49,704
Nomura Holdings, Inc., 5.78%, 07/03/2034	200,000	199,846
UBS Group AG
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027) (d)	250,000	256,499
6.54% to 08/12/2032 then SOFR + 3.92%, 08/12/2033 (Callable 08/12/2032) (d)	750,000	789,310
Willis North America, Inc., 2.95%, 09/15/2029 (Callable 06/15/2029)	195,000	174,863
		3,420,189

Chemicals - 0.3%
Celanese US Holdings LLC
6.17%, 07/15/2027 (Callable 06/15/2027)	165,000	167,565
6.33%, 07/15/2029 (Callable 05/15/2029)	40,000	41,188
6.55%, 11/15/2030 (Callable 09/15/2030)	115,000	120,322
The Sherwin-Williams Co., 2.30%, 05/15/2030 (Callable 02/15/2030)	195,000	167,557
		496,632

Commercial Services & Supplies - 0.2%
Republic Services, Inc.
1.45%, 02/15/2031 (Callable 11/15/2030)	50,000	39,735
5.20%, 11/15/2034 (Callable 08/15/2034)	150,000	149,280
Waste Management, Inc., 4.95%, 07/03/2031 (Callable 05/03/2031)	195,000	193,640
		382,655

Consumer Finance - 0.5%
American Express Co., 6.34% to 10/30/2025 then SOFR + 1.33%, 10/30/2026 (Callable 10/30/2025)	85,000	85,836
American Tower Corp.
3.65%, 03/15/2027 (Callable 02/15/2027)	45,000	43,116
3.80%, 08/15/2029 (Callable 05/15/2029)	55,000	51,208
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	30,000	29,886
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	115,000	117,756
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	75,000	67,760
5.25% to 07/26/2029 then SOFR + 2.60%, 07/26/2030 (Callable 07/26/2029)	95,000	93,420
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	155,000	170,810
Discover Financial Services, 7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	40,000	45,086
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	20,000	19,861
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (Callable 03/01/2029)(d)	30,000	30,049
Realty Income Corp., 4.90%, 07/15/2033 (Callable 04/15/2033)	135,000	129,479
		884,267

Diversified Consumer Services - 0.1%
Howard University
2.90%, 10/01/2031	100,000	85,338
3.48%, 10/01/2041	75,000	53,719
		139,057

Diversified Financial Services - 0.7%
Athene Global Funding, 2.65%, 10/04/2031 (d)	290,000	239,039
Athene Holding Ltd., 5.88%, 01/15/2034 (Callable 10/15/2033)	150,000	148,801
DAE Funding LLC, 1.55%, 08/01/2024 (Callable 07/01/2024)(d)	300,000	298,281
Equitable Financial Life Global Funding, 1.80%, 03/08/2028 (d)	150,000	132,930
Equitable Holdings, Inc., 4.35%, 04/20/2028 (Callable 01/20/2028)	25,000	24,180
National Rural Utilities Cooperative Finance Corp.
4.15%, 12/15/2032 (Callable 09/15/2032)	150,000	138,589
5.80%, 01/15/2033 (Callable 07/15/2032)	25,000	25,756
Schlumberger Investment SA, 5.00%, 06/01/2034 (Callable 03/01/2034)	110,000	108,528
Shell International Finance BV
3.25%, 04/06/2050 (Callable 10/06/2049)	180,000	125,817
3.00%, 11/26/2051 (Callable 05/26/2051)	50,000	32,970
		1,274,891

Diversified Telecommunication Services - 0.2%
AT&T, Inc.
4.50%, 05/15/2035 (Callable 11/15/2034)	160,000	147,760
3.50%, 09/15/2053 (Callable 03/15/2053)	148,000	101,105
3.80%, 12/01/2057 (Callable 06/01/2057)	33,000	23,167
		272,032

Electric Utilities - 4.2%
Alabama Power Co., 3.45%, 10/01/2049 (Callable 04/01/2049)	165,000	118,570
Baltimore Gas and Electric Co., 5.65%, 06/01/2054 (Callable 12/01/2053)	95,000	94,512
CenterPoint Energy, Inc., 5.40%, 06/01/2029 (Callable 05/01/2029)	140,000	140,640
Cleco Corporate Holdings LLC, 3.38%, 09/15/2029 (Callable 06/15/2029)	65,000	56,956
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/2034 (Callable 02/15/2034)	30,000	30,221
3.20%, 12/01/2051 (Callable 06/01/2051)	130,000	86,553
5.70%, 05/15/2054 (Callable 11/15/2053)	50,000	50,185
Duke Energy Carolinas LLC
2.55%, 04/15/2031 (Callable 01/15/2031)	150,000	128,119
5.30%, 02/15/2040	86,000	83,682
Duke Energy Corp.
2.45%, 06/01/2030 (Callable 03/01/2030)	50,000	42,987
2.55%, 06/15/2031 (Callable 03/15/2031)(e)	309,000	259,288
5.45%, 06/15/2034 (Callable 03/15/2034)	130,000	128,817
5.00%, 08/15/2052 (Callable 02/15/2052)	45,000	39,324
5.80%, 06/15/2054 (Callable 12/15/2053)	35,000	34,209
Duke Energy Florida LLC, 5.88%, 11/15/2033 (Callable 08/15/2033)	100,000	104,258
Duke Energy Indiana, Inc., 4.90%, 07/15/2043 (Callable 01/15/2043)	55,000	50,086
Duke Energy Ohio, Inc.
5.25%, 04/01/2033 (Callable 01/01/2033)	20,000	19,880
5.55%, 03/15/2054 (Callable 09/15/2053)	90,000	87,246
Edison International, 5.25%, 11/15/2028 (Callable 10/15/2028)	105,000	104,197
Evergy Metro, Inc., 2.25%, 06/01/2030 (Callable 03/01/2030)	45,000	38,370
Evergy, Inc.
2.45%, 09/15/2024 (Callable 08/15/2024)	80,000	79,442
2.90%, 09/15/2029 (Callable 06/15/2029)	155,000	138,589
Eversource Energy
5.13%, 05/15/2033 (Callable 02/15/2033)	285,000	274,267
5.50%, 01/01/2034 (Callable 10/01/2033)	80,000	78,685
FirstEnergy Corp., 3.90%, 07/15/2027 (Callable 04/15/2027)	50,000	48,010
Georgia Power Co.
4.70%, 05/15/2032 (Callable 02/15/2032)	50,000	48,431
4.95%, 05/17/2033 (Callable 11/17/2032)	110,000	107,534
4.75%, 09/01/2040	50,000	45,304
ITC Holdings Corp., 2.95%, 05/14/2030 (Callable 02/14/2030)(d)	120,000	105,856
Monongahela Power Co., 5.85%, 02/15/2034 (Callable 11/15/2033)(d)	55,000	56,144
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	35,000	35,371
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030 (Callable 03/01/2030)	445,000	379,893
NSTAR Electric Co., 5.40%, 06/01/2034 (Callable 03/01/2034)	110,000	110,376
Oglethorpe Power Corp.
5.05%, 10/01/2048 (Callable 04/01/2048)	125,000	110,569
5.80%, 06/01/2054 (Callable 12/01/2053)(d)	15,000	14,768
Ohio Edison Co., 5.50%, 01/15/2033 (Callable 10/15/2032)(d)	60,000	59,799
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	160,000	154,499
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033 (Callable 08/15/2033)	115,000	118,239
Pacific Gas and Electric Co.
5.45%, 06/15/2027 (Callable 05/15/2027)	490,000	490,462
2.50%, 02/01/2031 (Callable 11/01/2030)	415,000	342,986
3.25%, 06/01/2031 (Callable 03/01/2031)	120,000	103,477
6.15%, 01/15/2033 (Callable 10/15/2032)	155,000	157,921
6.40%, 06/15/2033 (Callable 03/15/2033)	295,000	305,619
Public Service Electric and Gas Co., 5.45%, 03/01/2054 (Callable 09/01/2053)	80,000	79,419
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029 (Callable 03/01/2029)	50,000	49,911
6.13%, 10/15/2033 (Callable 07/15/2033)	85,000	88,550
5.45%, 04/01/2034 (Callable 01/01/2034)	30,000	29,812
Puget Energy, Inc.
3.65%, 05/15/2025 (Callable 02/15/2025)	135,000	132,388
4.10%, 06/15/2030 (Callable 03/15/2030)	45,000	41,499
4.22%, 03/15/2032 (Callable 12/15/2031)	50,000	44,975
Southern California Edison Co.
4.90%, 06/01/2026 (Callable 05/01/2026)	45,000	44,653
5.15%, 06/01/2029 (Callable 05/01/2029)	115,000	115,065
2.25%, 06/01/2030 (Callable 03/01/2030)	225,000	191,086
5.45%, 06/01/2031 (Callable 04/01/2031)	60,000	60,516
2.75%, 02/01/2032 (Callable 11/01/2031)	110,000	93,013
5.95%, 11/01/2032 (Callable 08/01/2032)	65,000	67,340
5.20%, 06/01/2034 (Callable 03/01/2034)	220,000	215,328
4.13%, 03/01/2048 (Callable 09/01/2047)	1,000	782
3.65%, 02/01/2050 (Callable 08/01/2049)	45,000	32,203
5.75%, 04/15/2054 (Callable 10/15/2053)	35,000	34,469
Southwestern Electric Power Co., 5.30%, 04/01/2033 (Callable 01/01/2033)	135,000	131,094
The Southern Co.
4.85%, 06/15/2028 (Callable 04/15/2028)	110,000	108,953
5.20%, 06/15/2033 (Callable 12/15/2032)	35,000	34,476
5.70%, 03/15/2034 (Callable 09/15/2033)	190,000	193,663
Virginia Electric and Power Co.
5.00%, 04/01/2033 (Callable 01/01/2033)	210,000	204,946
5.00%, 01/15/2034 (Callable 10/15/2033)	160,000	155,964
5.35%, 01/15/2054 (Callable 07/15/2053)	30,000	28,497
Wisconsin Power and Light Co., 5.38%, 03/30/2034 (Callable 12/30/2033)	100,000	99,636
Xcel Energy, Inc., 4.60%, 06/01/2032 (Callable 12/01/2031)	55,000	51,550
		7,394,129

Electronic Equipment, Instruments & Components - 0.0%(f)
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	60,000	56,190

Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle, Inc.
3.80%, 02/15/2028 (Callable 11/15/2027)	73,000	69,241
4.80%, 09/01/2028 (Callable 08/01/2028)	185,000	181,284
5.60%, 06/01/2029 (Callable 05/01/2029)	175,000	176,651
3.10%, 11/15/2029 (Callable 08/15/2029)	72,000	64,366
VICI Properties LP, 4.95%, 02/15/2030 (Callable 12/15/2029)	75,000	72,431
		563,973

Food Products - 0.6%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032 (Callable 12/01/2031)	55,000	47,150
Cargill, Inc.
2.13%, 11/10/2031 (Callable 08/10/2031)(d)	165,000	135,305
4.00%, 06/22/2032 (Callable 03/22/2032)(d)	70,000	64,996
4.75%, 04/24/2033 (Callable 01/24/2033)(d)	90,000	87,834
Conagra Brands, Inc.
5.30%, 10/01/2026	175,000	174,864
4.85%, 11/01/2028 (Callable 08/01/2028)	230,000	226,145
Hormel Foods Corp., 4.80%, 03/30/2027 (Callable 02/28/2027)	145,000	144,511
Tyson Foods, Inc.
5.40%, 03/15/2029 (Callable 02/15/2029)	20,000	20,051
5.70%, 03/15/2034 (Callable 12/15/2033)	70,000	69,890
		970,746

Gas Utilities - 0.1%
Southwest Gas Corp.
2.20%, 06/15/2030 (Callable 03/15/2030)	126,000	107,003
4.15%, 06/01/2049 (Callable 12/01/2048)	25,000	19,065
		126,068

Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp., 2.75%, 09/23/2026 (Callable 07/23/2026)(d)	200,000	189,296
Smith & Nephew PLC, 5.40%, 03/20/2034 (Callable 12/20/2033)	55,000	54,287
Solventum Corp.
5.40%, 03/01/2029 (Callable 02/01/2029)(d)	155,000	154,655
5.45%, 03/13/2031 (Callable 01/13/2031)(d)	45,000	44,514
		442,752

Health Care Providers & Services - 0.9%
CommonSpirit Health
2.76%, 10/01/2024 (Callable 07/22/2024)	70,000	69,441
5.21%, 12/01/2031 (Callable 06/01/2031)	110,000	108,602
CVS Health Corp.
4.13%, 04/01/2040 (Callable 10/01/2039)	100,000	81,161
2.70%, 08/21/2040 (Callable 02/21/2040)	80,000	53,424
5.05%, 03/25/2048 (Callable 09/25/2047)	80,000	69,283
Elevance Health, Inc., 5.38%, 06/15/2034 (Callable 03/15/2034)	170,000	171,224
HCA, Inc.
5.45%, 04/01/2031 (Callable 02/01/2031)	20,000	20,013
5.60%, 04/01/2034 (Callable 01/01/2034)	130,000	129,515
Humana, Inc.
5.38%, 04/15/2031 (Callable 02/15/2031)	65,000	64,732
5.88%, 03/01/2033 (Callable 12/01/2032)	60,000	61,173
Kaiser Foundation Hospitals
2.81%, 06/01/2041 (Callable 12/01/2040)	70,000	50,839
3.00%, 06/01/2051 (Callable 12/01/2050)	70,000	46,964
The Cigna Group, 5.00%, 05/15/2029 (Callable 04/15/2029)	235,000	234,148
UnitedHealth Group, Inc.
4.20%, 05/15/2032 (Callable 02/15/2032)	100,000	94,313
5.35%, 02/15/2033 (Callable 11/15/2032)	65,000	66,016
3.50%, 08/15/2039 (Callable 02/15/2039)	10,000	8,113
5.88%, 02/15/2053 (Callable 08/15/2052)	45,000	47,022
5.38%, 04/15/2054 (Callable 10/15/2053)	175,000	171,087
4.95%, 05/15/2062 (Callable 11/15/2061)	30,000	26,874
6.05%, 02/15/2063 (Callable 08/15/2062)	25,000	26,476
		1,600,420

Hotels, Restaurants & Leisure - 0.1%
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/2029 (Callable 10/15/2028)(e)	105,000	103,575

Insurance - 0.8%
Aon Corp., 2.80%, 05/15/2030 (Callable 02/15/2030)	70,000	61,433
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033 (Callable 11/28/2032)	45,000	44,738
Aon North America, Inc., 5.45%, 03/01/2034 (Callable 12/01/2033)	185,000	184,638
Corebridge Financial, Inc.
3.85%, 04/05/2029 (Callable 02/05/2029)	105,000	98,521
5.75%, 01/15/2034 (Callable 10/15/2033)	135,000	136,282
Corebridge Global Funding, 5.20%, 06/24/2029 (d)	155,000	154,593
Marsh & McLennan Cos., Inc., 4.75%, 03/15/2039 (Callable 09/15/2038)	65,000	60,624
Metropolitan Life Global Funding I, 2.40%, 01/11/2032 (d)	360,000	296,834
Principal Financial Group, Inc., 5.38%, 03/15/2033 (Callable 12/15/2032)	110,000	110,252
Principal Life Global Funding II, 5.10%, 01/25/2029 (d)	65,000	64,696
Protective Life Global Funding, 5.22%, 06/12/2029 (d)	150,000	149,925
Reinsurance Group of America, Inc., 5.75%, 09/15/2034 (Callable 06/15/2034)	100,000	99,936
		1,462,472

Machinery - 0.3%
AGCO Corp.
5.45%, 03/21/2027 (Callable 02/21/2027)	30,000	30,087
5.80%, 03/21/2034 (Callable 12/21/2033)	20,000	19,967
Otis Worldwide Corp., 2.57%, 02/15/2030 (Callable 11/15/2029)	245,000	215,277
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	271,000	274,472
6.30%, 02/15/2030 (Callable 12/15/2029)	30,000	30,700
		570,503

Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/2029 (Callable 11/15/2028)	210,000	179,673
6.55%, 06/01/2034 (Callable 03/01/2034)	450,000	451,674
3.50%, 03/01/2042 (Callable 09/01/2041)	29,000	19,388
5.38%, 05/01/2047 (Callable 11/01/2046)	125,000	100,292
3.70%, 04/01/2051 (Callable 10/01/2050)	100,000	61,167
3.90%, 06/01/2052 (Callable 12/01/2051)	95,000	59,942
3.85%, 04/01/2061 (Callable 10/01/2060)	55,000	32,324
4.40%, 12/01/2061 (Callable 06/01/2061)	70,000	45,952
Comcast Corp.
4.80%, 05/15/2033 (Callable 02/15/2033)(e)	95,000	92,691
3.20%, 07/15/2036 (Callable 01/15/2036)	35,000	28,373
3.75%, 04/01/2040 (Callable 10/01/2039)(e)	200,000	163,404
2.89%, 11/01/2051 (Callable 05/01/2051)	125,000	78,480
5.65%, 06/01/2054 (Callable 12/01/2053)	65,000	65,282
2.94%, 11/01/2056 (Callable 05/01/2056)	75,000	45,556
Cox Communications, Inc.
3.15%, 08/15/2024 (Callable 08/01/2024)(d)	101,000	100,437
2.60%, 06/15/2031 (Callable 03/15/2031)(d)	120,000	99,326
Discovery Communications LLC, 4.13%, 05/15/2029 (Callable 02/15/2029)	18,000	16,634
Paramount Global
4.38%, 03/15/2043	130,000	86,534
5.85%, 09/01/2043 (Callable 03/01/2043)	50,000	39,469
Time Warner Cable, Inc.
5.50%, 09/01/2041 (Callable 03/01/2041)	30,000	25,092
4.50%, 09/15/2042 (Callable 03/15/2042)	50,000	36,760
Warnermedia Holdings, Inc.
4.05%, 03/15/2029 (Callable 01/15/2029)	90,000	83,184
4.28%, 03/15/2032 (Callable 12/15/2031)	130,000	113,670
5.05%, 03/15/2042 (Callable 09/15/2041)	60,000	49,005
5.14%, 03/15/2052 (Callable 09/15/2051)	55,000	43,058
		2,117,367

Metals & Mining - 0.5%
BHP Billiton Finance USA Ltd.
4.90%, 02/28/2033 (Callable 11/28/2032)	120,000	118,042
5.25%, 09/08/2033 (Callable 06/08/2033)	100,000	100,276
Glencore Funding LLC
5.37%, 04/04/2029 (Callable 03/04/2029)(d)	245,000	244,070
6.38%, 10/06/2030 (Callable 08/06/2030)(d)	70,000	73,052
2.85%, 04/27/2031 (Callable 01/27/2031)(d)	45,000	38,000
5.63%, 04/04/2034 (Callable 01/04/2034)(d)	230,000	227,002
Rio Tinto Alcan, Inc., 6.13%, 12/15/2033	130,000	138,131
		938,573

Multi Utilities - 0.5%
Arizona Public Service Co.
6.35%, 12/15/2032 (Callable 09/15/2032)	40,000	42,109
5.55%, 08/01/2033 (Callable 05/01/2033)	55,000	54,745
Dominion Energy, Inc.
3.38%, 04/01/2030 (Callable 01/01/2030)	129,000	116,636
5.38%, 11/15/2032 (Callable 08/15/2032)	201,000	199,781
6.30%, 03/15/2033	10,000	10,405
NiSource, Inc.
3.60%, 05/01/2030 (Callable 02/01/2030)	234,000	214,990
5.40%, 06/30/2033 (Callable 03/30/2033)	65,000	64,361
5.35%, 04/01/2034 (Callable 01/01/2034)	120,000	117,989
		821,016

Oil, Gas & Consumable Fuels - 2.6%
Atmos Energy Corp., 5.90%, 11/15/2033 (Callable 08/15/2033)	160,000	167,486
Boston Gas Co., 3.76%, 03/16/2032 (Callable 12/16/2031)(d)	50,000	43,745
Brooklyn Union Gas Co., 4.87%, 08/05/2032 (Callable 05/05/2032)(d)	245,000	228,151
Cenovus Energy, Inc., 2.65%, 01/15/2032 (Callable 10/15/2031)	20,000	16,600
Cheniere Energy Partners LP, 4.50%, 10/01/2029 (Callable 10/01/2024)	75,000	71,497
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028 (Callable 07/15/2028)(d)	65,000	66,532
5.68%, 01/15/2034 (Callable 10/15/2033)(d)	120,000	118,496
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (Callable 06/15/2030)(d)	170,000	173,884
6.04%, 11/15/2033 (Callable 08/15/2033)(d)	50,000	51,213
6.54%, 11/15/2053 (Callable 05/15/2053)(d)	55,000	58,285
ConocoPhillips Co.
5.05%, 09/15/2033 (Callable 06/15/2033)	105,000	104,330
3.80%, 03/15/2052 (Callable 09/15/2051)	112,000	84,137
5.30%, 05/15/2053 (Callable 11/15/2052)	35,000	33,432
5.55%, 03/15/2054 (Callable 09/15/2053)	20,000	19,793
4.03%, 03/15/2062 (Callable 09/15/2061)	80,000	60,313
5.70%, 09/15/2063 (Callable 03/15/2063)	60,000	60,088
Diamondback Energy, Inc.
6.25%, 03/15/2033 (Callable 12/15/2032)	95,000	99,739
5.40%, 04/18/2034 (Callable 01/18/2034)	40,000	39,666
5.90%, 04/18/2064 (Callable 10/18/2063)	20,000	19,432
Enbridge, Inc.
5.30%, 04/05/2029 (Callable 03/05/2029)	50,000	50,123
5.70%, 03/08/2033 (Callable 12/08/2032)	270,000	272,717
2.50%, 08/01/2033 (Callable 05/01/2033)	45,000	35,809
5.63%, 04/05/2034 (Callable 01/05/2034)	190,000	190,196
Energy Transfer LP
5.25%, 07/01/2029 (Callable 06/01/2029)	60,000	59,671
6.40%, 12/01/2030 (Callable 10/01/2030)	170,000	178,869
5.55%, 05/15/2034 (Callable 02/15/2034)	25,000	24,760
Eni SpA, 5.50%, 05/15/2034 (Callable 02/15/2034)(d)	200,000	198,604
Equinor ASA
3.63%, 04/06/2040 (Callable 10/06/2039)	95,000	77,367
3.70%, 04/06/2050 (Callable 10/06/2049)	30,000	22,958
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 09/30/2040 (d)	183,156	147,061
Hess Corp.
7.88%, 10/01/2029	80,000	89,678
7.30%, 08/15/2031	90,000	100,537
7.13%, 03/15/2033	53,000	59,633
KeySpan Gas East Corp., 5.99%, 03/06/2033 (Callable 12/06/2032)(d)	30,000	30,286
MPLX LP
2.65%, 08/15/2030 (Callable 05/15/2030)	180,000	155,422
5.50%, 06/01/2034 (Callable 03/01/2034)	40,000	39,496
ONEOK, Inc.
3.10%, 03/15/2030 (Callable 12/15/2029)	75,000	67,130
6.10%, 11/15/2032 (Callable 08/15/2032)	30,000	31,068
Ovintiv, Inc., 7.38%, 11/01/2031	45,000	49,179
Phillips 66 Co., 5.30%, 06/30/2033 (Callable 03/30/2033)	175,000	173,354
Southern California Gas Co.
5.20%, 06/01/2033 (Callable 03/01/2033)	280,000	277,206
5.75%, 06/01/2053 (Callable 12/01/2052)	50,000	49,799
5.60%, 04/01/2054 (Callable 10/01/2053)	180,000	177,898
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033 (Callable 03/15/2033)	35,000	35,952
Targa Resources Corp., 6.15%, 03/01/2029 (Callable 02/01/2029)	50,000	51,660
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032 (Callable 07/15/2026)	180,000	162,180
TotalEnergies Capital SA, 5.64%, 04/05/2064 (Callable 10/05/2063)	135,000	134,588
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030 (Callable 02/15/2030)	25,000	22,588
Williams Cos., Inc., 5.65%, 03/15/2033 (Callable 12/15/2032)	40,000	40,489
		4,523,097

Personal Products - 0.2%
Haleon US Capital LLC, 3.38%, 03/24/2027 (Callable 02/24/2027)	275,000	262,510

Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co.
5.20%, 02/22/2034 (Callable 11/22/2033)	90,000	90,020
5.55%, 02/22/2054 (Callable 08/22/2053)	75,000	74,394
Royalty Pharma PLC
5.15%, 09/02/2029 (Callable 08/02/2029)	65,000	64,510
2.20%, 09/02/2030 (Callable 06/02/2030)	240,000	200,287
2.15%, 09/02/2031 (Callable 06/02/2031)(e)	15,000	12,048
5.40%, 09/02/2034 (Callable 06/02/2034)	30,000	29,269
3.35%, 09/02/2051 (Callable 03/02/2051)	60,000	38,680
		509,208

Semiconductors & Semiconductor Equipment - 0.3%
Foundry JV Holdco LLC, 6.15%, 01/25/2032 (Callable 11/25/2031)(d)	200,000	204,338
Intel Corp.
5.15%, 02/21/2034 (Callable 11/21/2033)(e)	90,000	89,129
4.75%, 03/25/2050 (Callable 09/25/2049)	45,000	38,970
5.05%, 08/05/2062 (Callable 02/05/2062)	95,000	84,445
NVIDIA Corp., 3.50%, 04/01/2040 (Callable 10/01/2039)	125,000	103,944
		520,826

Software - 0.4%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	110,000	110,213
Constellation Software, Inc./Canada, 5.46%, 02/16/2034 (Callable 11/16/2033)(d)	70,000	70,189
Oracle Corp.
2.30%, 03/25/2028 (Callable 01/25/2028)	55,000	49,768
2.95%, 04/01/2030 (Callable 01/01/2030)	50,000	44,516
4.30%, 07/08/2034 (Callable 01/08/2034)	185,000	168,937
3.90%, 05/15/2035 (Callable 11/15/2034)	25,000	21,738
3.80%, 11/15/2037 (Callable 05/15/2037)	50,000	41,338
3.60%, 04/01/2040 (Callable 10/01/2039)	107,000	82,611
3.60%, 04/01/2050 (Callable 10/01/2049)	187,000	131,373
4.10%, 03/25/2061 (Callable 09/25/2060)	65,000	46,898
		767,581

Specialty Retail - 0.3%
AutoZone, Inc.
6.55%, 11/01/2033 (Callable 08/01/2033)	145,000	156,109
5.40%, 07/15/2034 (Callable 04/15/2034)	105,000	104,128
Home Depot, Inc., 5.30%, 06/25/2054 (Callable 12/25/2053)	25,000	24,549
O'Reilly Automotive, Inc., 4.70%, 06/15/2032 (Callable 03/15/2032)	90,000	87,056
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026 (Callable 04/24/2026)(d)	55,000	55,161
6.05%, 08/01/2028 (Callable 07/01/2028)(d)	50,000	51,241
5.35%, 03/30/2029 (Callable 02/28/2029)(d)	35,000	35,022
		513,266

Textiles, Apparel & Luxury Goods - 0.0%(f)
Tapestry, Inc.
7.05%, 11/27/2025	40,000	40,680
7.70%, 11/27/2030 (Callable 09/27/2030)	28,000	29,286
		69,966

Tobacco - 0.4%
BAT Capital Corp.
5.83%, 02/20/2031 (Callable 12/20/2030)	85,000	86,228
6.00%, 02/20/2034 (Callable 11/20/2033)	40,000	40,568
Philip Morris International, Inc.
4.88%, 02/15/2028 (Callable 01/15/2028)	41,000	40,680
5.13%, 02/15/2030 (Callable 12/15/2029)	220,000	219,419
5.13%, 02/13/2031 (Callable 12/13/2030)	80,000	79,148
5.38%, 02/15/2033 (Callable 11/15/2032)	85,000	84,611
5.63%, 09/07/2033 (Callable 06/07/2033)	130,000	131,420
		682,074

Wireless Telecommunication Services - 0.3%
Cisco Systems, Inc.
4.95%, 02/26/2031 (Callable 12/26/2030)	100,000	100,065
5.35%, 02/26/2064 (Callable 08/26/2063)	65,000	63,712
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)	65,000	58,429
3.88%, 04/15/2030 (Callable 01/15/2030)	135,000	126,314
5.05%, 07/15/2033 (Callable 04/15/2033)	60,000	58,838
5.75%, 01/15/2034 (Callable 10/15/2033)	125,000	128,802
		536,160
TOTAL CORPORATE OBLIGATIONS (Cost $44,457,434)		42,826,240

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.5%	Par	Value
AJAX Mortgage Loan Trust, Series 2021-C, Class A, 2.12%, 01/25/2061 (Callable 07/25/2024)(d)(g)	65,285	64,024
Angel Oak Mortgage Trust LLC
Series 2020-6, Class A1, 1.26%, 05/25/2065 (Callable 07/25/2024)(c)(d)	24,246	21,629
Series 2020-R1, Class A1, 0.99%, 04/25/2053 (Callable 07/25/2024)(c)(d)	50,341	46,495
Series 2021-1, Class A1, 0.91%, 01/25/2066 (Callable 07/25/2024)(c)(d)	80,564	68,191
Series 2021-2, Class A1, 0.99%, 04/25/2066 (Callable 07/25/2024)(c)(d)	86,460	71,976
Series 2021-3, Class A1, 1.07%, 05/25/2066 (Callable 07/25/2024)(c)(d)	157,927	131,931
Series 2021-4, Class A1, 1.04%, 01/20/2065 (Callable 07/25/2024)(c)(d)	134,114	109,228
Series 2021-5, Class A1, 0.95%, 07/25/2066 (Callable 07/25/2024)(c)(d)	203,106	171,223
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 07/25/2024)(c)(d)	153,177	132,100
Series 2022-1, Class A1, 2.88%, 12/25/2066 (Callable 02/25/2025)(d)(g)	394,803	357,198
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 07/25/2024)(c)(d)	52,185	49,664
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2024)(c)(d)	49,566	45,554
Asset Backed Trust, Series 2021-NPL2, Class A1, 2.12%, 06/25/2061 (Callable 07/25/2024)(d)(g)	156,275	153,145
BANK
Series 2019-BN18, Class XA, 1.03%, 05/15/2062 (Callable 02/15/2029)(b)(c)	973,549	33,571
Series 2019-BN20, Class XA, 0.93%, 09/15/2062 (Callable 07/15/2029)(b)(c)	1,142,523	38,724
Series 2019-BN22, Class XA, 0.70%, 11/15/2062 (Callable 08/15/2029)(b)(c)	1,300,077	34,588
Series 2019-BN23, Class XA, 0.80%, 12/15/2052 (Callable 09/15/2029)(b)(c)	2,119,569	64,417
Series 2019-BN24, Class XA, 0.75%, 11/15/2062 (Callable 09/15/2029)(b)(c)	978,934	29,083
Series 2020-BN26, Class XA, 1.32%, 03/15/2063 (Callable 12/15/2029)(b)(c)	966,151	48,580
Series 2020-BN28, Class XA, 1.88%, 03/15/2063 (Callable 07/15/2030)(b)(c)	1,513,224	127,371
Series 2023-BNK45, Class XA, 1.20%, 02/15/2056 (Callable 10/15/2032)(b)(c)	994,411	60,460
Series 2024-BNK47, Class A5, 5.72%, 06/15/2057 (Callable 06/15/2034)	415,000	428,441
BBCMS Mortgage Trust
Series 2022-C15, Class A5, 3.66%, 04/15/2055 (Callable 04/15/2032)(c)	90,000	80,456
Series 2024-C24, Class XA, 1.86%, 02/15/2057 (Callable 11/15/2033)(b)(c)	998,926	106,440
Series 2024-C26, Class A5, 5.83%, 05/15/2057 (Callable 05/15/2034)	270,000	282,092
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.39%, 03/15/2062 (Callable 01/15/2029)(b)(c)	1,248,566	59,773
Series 2019-B11, Class A2, 3.41%, 05/15/2052 (Callable 06/15/2029)	161,254	160,809
Series 2019-B12, Class XA, 1.16%, 08/15/2052 (Callable 05/15/2029)(b)(c)	956,460	30,151
Series 2020-B18, Class XA, 1.91%, 07/15/2053 (Callable 05/15/2030)(b)(c)	379,570	22,344
Series 2020-B22, Class XA, 1.62%, 01/15/2054 (Callable 11/15/2030)(b)(c)	747,671	55,485
Series 2023-B39, Class XA, 0.72%, 07/15/2056 (Callable 03/15/2033)(b)(c)	1,833,933	73,147
Series 2023-B40, Class XA, 1.43%, 12/15/2056 (Callable 10/15/2033)(b)(c)	969,534	63,715
Benefit Street Partners CLO XXXI, Ltd., Series 2023-31A, Class B1, 7.67% (3 mo. Term SOFR + 2.35%), 04/25/2036 (Callable 04/25/2025)(d)	250,000	251,121
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056 (Callable 12/25/2024)(c)(d)	100,222	87,044
BMO Mortgage Trust, Series 2024-C9, Class A5, 5.76%, 07/15/2057 (Callable 07/15/2034)	398,000	409,939
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.94%, 02/25/2049 (Callable 01/25/2026)(c)(d)	53,442	47,535
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060 (Callable 07/25/2024)(c)(d)	40,395	37,812
BX Trust, Series 2024-PAT, Class A, 7.42% (1 mo. Term SOFR + 2.09%), 03/15/2041 (d)	85,000	85,071
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class C, 7.08% (1 mo. Term SOFR + 1.75%), 12/15/2037 (d)	100,000	99,908
Chase Mortgage Finance Trust, Series 2007-A1, Class 4A1, 5.70%, 02/25/2037 (Callable 06/25/2028)(c)	3,782	3,650
Citigroup Commercial Mortgage Trust
Series 2016-P3, Class A4, 3.33%, 04/15/2049 (Callable 04/15/2026)	296,312	283,629
Series 2016-P4, Class A4, 2.90%, 07/10/2049 (Callable 07/10/2026)	505,000	477,722
Citigroup Financial Products, Inc., Series 2018-RP1, Class A1, 3.00%, 09/25/2064 (Callable 05/25/2034)(c)(d)	26,266	25,394
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065 (Callable 07/25/2024)(c)(d)	58,879	52,633
Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 07/25/2024)(c)(d)	273,043	229,132
Series 2021-1, Class A1, 0.91%, 06/25/2066 (Callable 07/25/2024)(c)(d)	133,390	111,054
Series 2021-3, Class A1, 0.96%, 09/27/2066 (Callable 07/25/2024)(c)(d)	258,472	207,649
Series 2021-HX1, Class A1, 1.11%, 10/25/2066 (Callable 07/25/2024)(c)(d)	328,886	272,555
Series 2022-1, Class A1, 2.28%, 12/27/2066 (Callable 07/25/2024)(c)(d)	381,974	333,359
Series 2022-4, Class A1, 4.30%, 03/25/2067 (Callable 04/25/2025)(c)(d)	80,251	78,715
COMM Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 08/10/2030 (Callable 08/10/2024)(d)	120,000	113,009
Series 2022-HC, Class A, 2.82%, 01/10/2039 (Callable 01/10/2027)(d)	100,000	90,784
Series 2022-HC, Class C, 3.38%, 01/10/2039 (Callable 01/10/2027)(d)	100,000	88,661
Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 07/16/2029 (Callable 06/15/2027)(d)	170,013	170,801
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, 7.14% (30 day avg SOFR US + 1.80%), 02/25/2044 (Callable 02/25/2029)(d)	70,000	70,799
Countrywide Home Loans, Inc.
Series 2004-HYB6, Class A2, 5.28%, 11/20/2034 (Callable 07/20/2024)(c)	4,187	3,908
Series 2005-11, Class 6A1, 6.04% (1 mo. Term SOFR + 0.71%), 03/25/2035 (Callable 07/25/2024)	57,206	36,304
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class ASB, 2.96%, 01/15/2049 (Callable 05/15/2026)	112,524	110,264
CSMC Trust
Series 2017-FHA1, Class A1, 3.25%, 04/25/2047 (Callable 02/25/2036)(c)(d)	20,845	18,480
Series 2020-NET, Class A, 2.26%, 08/15/2037 (d)	88,111	83,391
Series 2020-NQM1, Class A1, 1.21%, 05/25/2065 (Callable 07/25/2024)(d)(g)	83,034	75,795
Series 2020-RPL4, Class A1, 2.00%, 01/25/2060 (Callable 01/25/2033)(c)(d)	173,567	151,732
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066 (Callable 07/25/2024)(c)(d)	159,004	137,610
Series 2021-NQM5, Class A1, 0.94%, 05/25/2066 (Callable 07/25/2024)(c)(d)	123,498	99,676
Series 2021-NQM6, Class A1, 1.17%, 07/25/2066 (Callable 09/25/2024)(c)(d)	312,664	258,208
Series 2021-NQM8, Class A1, 1.84%, 10/25/2066 (Callable 11/25/2024)(c)(d)	167,164	145,309
Series 2021-RPL4, Class A1, 4.05%, 12/27/2060 (Callable 07/25/2024)(c)(d)	91,059	89,412
Series 2022-NQM1, Class A1, 2.27%, 11/25/2066 (Callable 01/25/2025)(c)(d)	430,962	379,307
DBGS Mortgage Trust
Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	215,000	201,530
Series 2018-C1, Class XA, 0.32%, 10/15/2051 (Callable 07/15/2028)(b)(c)	11,053,898	75,143
DBJPM Mortgage Trust
Series 2016-C1, Class ASB, 3.04%, 05/10/2049 (Callable 04/10/2026)	124,927	122,301
Series 2016-C3, Class A5, 2.89%, 08/10/2049 (Callable 08/10/2026)	475,000	449,524
Series 2020-C9, Class XA, 1.82%, 09/15/2053 (Callable 06/15/2030)(b)(c)	304,687	15,453
DC Commercial Mortgage Trust, Series 2024-HLTN, Class A, 5.93%, 04/13/2028 (c)(d)	90,000	90,087
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066 (Callable 07/25/2024)(c)(d)	53,767	46,445
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.93%, 06/25/2066 (Callable 07/25/2024)(c)(d)	60,292	49,312
Series 2022-1, Class A1, 2.21%, 01/25/2067 (Callable 02/25/2025)(c)(d)	197,449	168,137
FirstKey Homes Trust
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (d)	113,865	110,099
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (d)	481,464	465,863
GCAT Trust
Series 2021-NQM1, Class A1, 0.87%, 01/25/2066 (Callable 07/25/2024)(c)(d)	92,821	78,535
Series 2021-NQM2, Class A1, 1.04%, 05/25/2066 (Callable 07/25/2024)(c)(d)	117,707	98,307
Series 2021-NQM3, Class A1, 1.09%, 05/25/2066 (Callable 07/25/2024)(c)(d)	155,669	128,671
Series 2021-NQM4, Class A1, 1.09%, 08/25/2066 (Callable 09/25/2024)(c)(d)	219,295	178,004
Series 2021-NQM7, Class A1, 1.92%, 08/25/2066 (Callable 06/25/2028)(c)(d)	112,273	101,576
GS Mortgage Securities Trust
Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (Callable 11/05/2024)(d)	144,458	118,139
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)	35,000	33,522
Series 2020-GC45, Class XA, 0.77%, 02/13/2053 (Callable 10/13/2029)(b)(c)	1,425,108	38,417
Series 2024-70P, Class A, 5.49%, 03/10/2041 (c)(d)	425,000	416,411
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.78% (1 mo. Term SOFR + 1.45%), 05/15/2038 (d)	220,000	219,612
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.07%, 05/10/2039 (c)(d)	100,000	99,922
HUD Office of the Secretary, Series 2013-37, Class LG, 2.00%, 01/20/2042	22,991	21,883
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056 (Callable 08/25/2024)(c)(d)	122,332	100,055
Series 2022-NQM2, Class A1, 3.64%, 03/25/2067 (Callable 03/25/2025)(d)(g)	424,552	396,112
JPMBB Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, 01/16/2037 (Callable 01/16/2025)(d)	90,000	79,979
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A1, 4.75%, 07/25/2061 (Callable 07/25/2024)(d)(g)	118,451	115,450
Series 2021-GS4, Class A1, 1.65%, 11/25/2060 (Callable 07/25/2024)(d)(g)	67,355	65,738
MF1, Ltd., Series 2022-FL8, Class AS, 7.09% (1 mo. Term SOFR + 1.75%), 02/19/2037 (Callable 07/17/2024)(d)	260,000	257,497
MFRA Trust
Series 2020-NQM3, Class A1, 1.01%, 01/26/2065 (Callable 07/25/2024)(c)(d)	18,517	16,909
Series 2021-NQM1, Class A1, 1.15%, 04/25/2065 (Callable 07/25/2024)(c)(d)	61,379	56,450
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (Callable 07/25/2024)(c)(d)	87,011	75,082
Mill City Mortgage Loan Trust
Series 2017-3, Class A1, 2.75%, 01/25/2061 (Callable 05/25/2040)(c)(d)	19,231	18,989
Series 2018-1, Class A1, 3.25%, 05/25/2062 (Callable 01/25/2032)(c)(d)	26,885	26,307
Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 05/25/2034)(c)(d)	18,420	18,170
Series 2019-GS1, Class A1, 2.75%, 07/25/2059 (Callable 02/25/2037)(c)(d)	134,729	128,819
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 6.46% (1 mo. Term SOFR + 1.13%), 10/25/2033 (Callable 07/25/2024)	46,762	46,324
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 05/15/2026)	175,000	167,380
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/2056 (Callable 09/15/2033)(b)(c)	235,714	15,196
New Economy Assets LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061 (Callable 10/20/2024)(d)	250,000	223,051
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/2035 (Callable 07/25/2030)(c)(d)	27,395	25,597
Series 2016-4A, Class A1, 3.75%, 11/25/2056 (Callable 03/25/2033)(c)(d)	24,510	22,761
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 06/25/2033)(c)(d)	18,569	17,481
Series 2017-5A, Class A1, 6.94% (1 mo. Term SOFR + 1.61%), 06/25/2057 (Callable 02/25/2029)(d)	16,329	16,442
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 07/25/2033)(c)(d)	66,935	63,255
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (Callable 08/25/2033)(c)(d)	141,294	135,730
Series 2018-4A, Class A1S, 6.21% (1 mo. Term SOFR + 0.86%), 01/25/2048 (Callable 03/25/2031)(d)	54,749	53,379
Series 2019-3A, Class A1A, 3.75%, 11/25/2058 (Callable 08/25/2031)(c)(d)	100,666	94,048
Series 2019-5A, Class A1B, 3.50%, 08/25/2059 (Callable 09/25/2035)(c)(d)	69,954	64,571
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059 (Callable 07/25/2024)(c)(d)	20,254	18,859
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (Callable 07/25/2024)(c)(d)	49,007	44,989
Series 2021-NQM3, Class A1, 1.16%, 11/27/2056 (Callable 07/25/2024)(c)(d)	247,539	208,267
Series 2022-NQM1, Class A1, 2.28%, 04/25/2061 (Callable 07/25/2024)(c)(d)	388,189	336,583
NJ Trust 2023-GSP, Series 2023-GSP, Class A, 6.70%, 01/06/2029 (c)(d)	175,000	180,721
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056 (Callable 07/25/2024)(c)(d)	251,966	211,022
OBX Trust
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (Callable 07/25/2024)(c)(d)	142,298	122,506
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061 (Callable 08/25/2024)(c)(d)	156,716	122,908
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061 (Callable 01/25/2025)(c)(d)	344,883	299,807
Pretium Mortgage Credit Partners LLC
Series 2021-NPL2, Class A1, 4.99%, 06/27/2060 (Callable 07/27/2024)(d)(g)	139,772	138,093
Series 2021-NPL3, Class A1, 1.87%, 07/25/2051 (Callable 07/25/2024)(d)(g)	118,073	116,012
Series 2021-RN1, Class A1, 4.99%, 02/25/2061 (Callable 07/25/2024)(d)(g)	209,058	207,527
Series 2021-RN2, Class A1, 1.74%, 07/25/2051 (Callable 07/25/2024)(d)(g)	108,011	105,346
Progress Residential Trust
Series 2021-SFR1, Class A, 1.05%, 04/17/2038 (d)	397,382	367,988
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (d)	368,149	343,006
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (d)	327,529	300,071
Series 2022-SFR3, Class A, 3.20%, 04/17/2039 (Callable 04/17/2025)(d)	108,104	101,821
Series 2022-SFR4, Class A, 4.44%, 05/17/2041 (d)	298,609	288,334
Series 2022-SFR5, Class A, 4.45%, 06/17/2039 (d)	98,148	95,550
Series 2022-SFR7, Class A, 4.75%, 10/27/2039 (d)	143,987	140,915
PRPM Trust
Series 2020-6, Class A1, 5.36%, 11/25/2025 (Callable 07/25/2024)(d)(g)	41,887	41,823
Series 2021-3, Class A1, 4.87%, 04/25/2026 (Callable 07/25/2024)(d)(g)	86,271	85,267
Series 2021-4, Class A1, 4.87%, 04/25/2026 (Callable 07/25/2024)(d)(g)	157,834	157,620
Series 2021-5, Class A1, 4.79%, 06/25/2026 (Callable 07/25/2024)(d)(g)	152,269	151,219
Series 2021-6, Class A1, 1.79%, 07/25/2026 (Callable 07/25/2024)(d)(g)	123,819	121,669
Series 2021-7, Class A1, 1.87%, 08/25/2026 (Callable 07/25/2024)(d)(g)	210,510	206,032
Series 2021-9, Class A1, 2.36%, 10/25/2026 (Callable 07/25/2024)(d)(g)	271,701	267,697
Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.00%, 04/20/2049 (Callable 04/20/2027)(d)	50,000	50,118
Seasoned Credit Risk Transfer Trust Series, Series 2019-3, Class MV, 3.50%, 10/25/2058 (Callable 07/25/2045)	60,939	54,424
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)	75,000	70,628
Series 2020-COVE, Class A, 2.63%, 03/15/2037 (d)	355,000	321,801
SGR Residential Mortgage Trust, Series 2021-1, Class A1, 1.16%, 07/25/2061 (Callable 07/25/2024)(c)(d)	224,338	180,031
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 07/25/2024)(c)(d)	14,187	13,526
Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 07/25/2024)(c)(d)	107,316	95,757
Series 2021-2, Class A1, 0.94%, 05/25/2065 (Callable 07/25/2024)(c)(d)	41,331	37,711
Series 2021-6, Class A1, 1.92%, 11/25/2066 (Callable 11/25/2024)(c)(d)	252,357	215,507
Towd Point Mortgage Trust
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 05/25/2027)(c)(d)	15,273	14,863
Series 2018-2, Class A1, 3.25%, 03/25/2058 (Callable 09/25/2028)(c)(d)	55,815	54,303
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 09/25/2029)(c)(d)	61,922	59,921
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 09/25/2029)(c)(d)	172,643	164,658
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 01/25/2030)(d)	119,062	105,640
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (c)(d)	401,595	333,776
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 04/17/2039 (d)	504,238	483,298
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/2033 (c)(d)	325,000	335,977
VCAT Asset Securitization LLC
Series 2021-NPL2, Class A1, 5.12%, 03/27/2051 (Callable 07/25/2024)(d)(g)	31,110	30,843
Series 2021-NPL3, Class A1, 4.74%, 05/25/2051 (Callable 07/25/2024)(d)(g)	117,420	114,856
Series 2021-NPL4, Class A1, 1.87%, 08/25/2051 (Callable 07/25/2024)(d)(g)	145,987	144,801
Series 2021-NPL5, Class A1, 1.87%, 08/25/2051 (Callable 07/25/2024)(d)(g)	217,562	214,388
Series 2021-NPL6, Class A1, 1.92%, 09/25/2051 (Callable 07/25/2024)(d)(g)	293,546	287,680
Vericrest Opportunity Loan Transferee
Series 2021-CF1, Class A1, 1.99%, 08/25/2051 (Callable 07/25/2024)(d)(g)	142,133	137,413
Series 2021-NPL8, Class A1, 5.12%, 04/25/2051 (Callable 07/25/2024)(d)(g)	120,140	119,125
Series 2021-NPL9, Class A1, 4.99%, 05/25/2051 (Callable 07/25/2024)(d)(g)	57,095	56,002
Verus Securitization Trust
Series 2019-4, Class A1B, 4.14%, 11/25/2059 (Callable 07/25/2024)(c)(d)	24,515	23,943
Series 2021-2, Class A1, 1.03%, 02/25/2066 (Callable 07/25/2024)(c)(d)	64,179	56,125
Series 2021-4, Class A1, 0.94%, 07/25/2066 (Callable 07/25/2024)(c)(d)	105,830	85,916
Series 2021-5, Class A1, 1.01%, 09/25/2066 (Callable 09/25/2024)(c)(d)	273,147	227,756
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 12/25/2025)(c)(d)	174,032	152,876
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (Callable 07/25/2024)(c)(d)	66,373	59,032
Series 2022-1, Class A1, 2.72%, 01/25/2067 (Callable 01/25/2025)(d)(g)	264,679	239,135
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A5, 3.15%, 05/15/2048 (Callable 04/15/2025)	265,000	259,062
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,014,121)		23,649,586

ASSET-BACKED SECURITIES - 8.1%	Par	Value
Affirm Asset Securitization Trust
Series 2023-A, Class 1A, 6.61%, 01/18/2028 (Callable 01/15/2025)(d)	145,000	145,563
Series 2024-A, Class A, 5.61%, 02/15/2029 (Callable 02/15/2026)(d)	125,000	124,678
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.00%, 08/17/2048 (Callable 08/15/2026)(d)	210,000	211,003
American Credit Acceptance Receivables Trust, Series 2023-3, Class B, 6.09%, 11/12/2027 (Callable 09/12/2026)(d)	125,000	125,256
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A B, Class B, 5.37%, 01/21/2031 (Callable 03/20/2028)(d)	100,000	99,805
ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.41%, 02/17/2032 (Callable 07/15/2026)(d)	186,772	186,399
Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.49%, 07/15/2031 (Callable 03/15/2029)(d)	140,000	140,098
Avis Budget Car Rental LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (d)	140,000	141,800
Series 2024-1A, Class A, 5.36%, 06/20/2030 (Callable 06/20/2029)(d)	110,000	109,802
Series 2024-3A, Class A, 5.23%, 12/20/2030 (d)	165,000	164,013
Bain Capital Credit CLO
Series 2017-2A, Class A1R3, 0.00% (3 mo. Term SOFR + 1.40%), 07/25/2037 (d)	420,000	420,000
Series 2017-2A, Class AR2, 6.77% (3 mo. Term SOFR + 1.44%), 07/25/2034 (Callable 07/25/2024)(d)	450,000	450,468
Battalion CLO XXV Ltd., Series 2024-25, Class B, 7.47% (3 mo. Term SOFR + 2.20%), 03/13/2037 (Callable 04/20/2026)(d)	315,000	315,831
BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/2034 (Callable 11/17/2027)(d)	15,198	14,960
BlueMountain CLO Ltd., Series 2019-24A, Class AR, 6.69% (3 mo. Term SOFR + 1.36%), 04/20/2034 (Callable 07/20/2024)(d)	260,000	260,322
Carvana Auto Receivables Trust, Series 2022-P2, Class A3, 4.13%, 04/12/2027 (Callable 12/10/2027)	255,663	253,324
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (Callable 07/15/2024)(d)	89,945	85,274
Series 2020-1, Class A2, 1.99%, 07/15/2060 (Callable 07/15/2024)(d)	87,315	75,968
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (Callable 07/15/2024)(d)	94,245	86,394
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (d)	107,484	105,985
Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.65%, 05/15/2035 (Callable 05/15/2026)(d)	184,879	184,875
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 09/15/2027)	65,000	64,287
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91%, 08/16/2027 (Callable 05/15/2027)(d)	164,228	164,308
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68%, 03/15/2034 (Callable 06/15/2027)(d)	140,000	140,619
Credit Acceptance Corp., Series 2024-2A, Class B, 6.11%, 08/15/2034 (d)	305,000	307,022
DB Master Finance Parent LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051 (Callable 11/20/2027)(d)	599,625	498,387
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 02/22/2028 (Callable 11/20/2027)(d)	110,000	110,820
Domino's SPV Guarantor LLC
Series 2018-1A, Class A2I, 4.12%, 07/25/2048 (Callable 07/25/2024)(d)	180,025	175,826
Series 2019-1A, Class A2, 3.67%, 10/25/2049 (Callable 10/25/2026)(d)	72,000	65,806
Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (Callable 10/25/2025)(d)	481,388	428,354
DT Auto Owner Trust, Series 2023-2A, Class B, 5.41%, 02/15/2029 (Callable 11/15/2026)(d)	110,000	109,460
Elmwood CLO 19, Ltd., Series 2022-6A, Class BR, 7.72% (3 mo. Term SOFR + 2.40%), 10/17/2036 (Callable 10/17/2025)(d)	285,000	286,797
Elmwood CLO 23, Ltd., Series 2023-2A, Class B, 7.58% (3 mo. Term SOFR + 2.25%), 04/16/2036 (Callable 04/16/2025)(d)	250,000	252,096
Enterprise Fleet Financing
Series 2023-1, Class A3, 5.42%, 10/22/2029 (Callable 10/20/2026)(d)	145,000	145,031
Series 2024-1, Class A3, 5.16%, 09/20/2030 (Callable 08/20/2027)(d)	60,000	60,022
Exeter Automobile Receivables Trust
Series 2019-4A, Class D, 2.58%, 09/15/2025 (Callable 07/15/2024)(d)	22,023	21,991
Series 2020-1A, Class D, 2.73%, 12/15/2025 (Callable 09/15/2024)(d)	15,380	15,287
Series 2023-3A, Class B, 6.11%, 09/15/2027 (Callable 08/15/2027)	60,000	60,051
Flagship Credit Auto Trust
Series 2022-3, Class B, 4.69%, 07/17/2028 (Callable 03/15/2027)(d)	204,000	201,344
Series 2023-1, Class B, 5.05%, 01/18/2028 (Callable 09/15/2027)(d)	53,000	52,446
Series 2023-2, Class B, 5.21%, 05/15/2028 (Callable 11/15/2027)(d)	136,000	134,747
GreatAmerica Leasing Receivables, Series 2024-1, Class B, 5.18%, 12/16/2030 (Callable 02/15/2028)(d)	55,000	54,809
GTP Acquisition Partners I LLC, Series 2015-1-2, 3.48%, 06/16/2025 (Callable 08/01/2024)(d)	300,000	293,781
Hertz Vehicle Financing LLC, Series 2023-3A, Class A, 5.94%, 02/25/2028 (d)	370,000	372,560
Madison Park Funding Ltd., Series 2024-67A, Class A1, 6.80% (3 mo. Term SOFR + 1.51%), 04/25/2037 (Callable 04/25/2026)(d)	420,000	420,956
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 01/15/2030)(d)	95,608	83,247
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 07/15/2030)(d)	159,222	136,333
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2032)(d)	200,905	201,761
Octagon Investment Partners Ltd., Series 2023-2A, Class B, 7.67% (3 mo. Term SOFR + 2.35%), 04/20/2036 (Callable 04/20/2025)(d)	280,000	281,240
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (Callable 09/15/2028)(d)	315,000	304,595
RR, Ltd.
Series 2022-23A, Class A2R, 7.98% (3 mo. Term SOFR + 2.65%), 10/15/2035 (Callable 07/15/2025)(d)	420,000	423,195
Series 2023-26A, Class A2, 7.58% (3 mo. Term SOFR + 2.25%), 04/15/2038 (Callable 04/15/2025)(d)	250,000	250,761
Santander Drive Auto Receivables Trust
Series 2023-1, Class B, 4.98%, 02/15/2028 (Callable 07/15/2026)	115,000	114,286
Series 2023-3, Class B, 5.61%, 07/17/2028 (Callable 12/15/2026)	190,000	190,250
Series 2023-4, Class B, 5.77%, 12/15/2028 (Callable 01/15/2027)	195,000	196,491
SBA Tower Trust, Series 2019-1, 2.84%, 01/15/2025 (Callable 08/01/2024)(d)	155,000	152,296
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 01/22/2029 (Callable 11/20/2026)(d)	70,000	69,934
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.52%, 01/20/2032 (Callable 06/20/2029)(d)	100,000	100,672
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A4, 5.47%, 12/20/2029 (Callable 08/20/2027)(d)	155,000	155,922
Sound Point CLO Ltd., Series 2021-1A, Class A, 6.66% (3 mo. Term SOFR + 1.33%), 04/25/2034 (Callable 07/25/2024)(d)	410,000	410,242
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2, 5.90%, 07/25/2048 (Callable 06/25/2026)(d)	180,000	177,571
Series 2024-1A, Class A2, 5.90%, 03/25/2049 (Callable 03/25/2027)(d)	100,000	101,036
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054 (Callable 07/30/2027)(d)	270,000	273,224
Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/2050 (Callable 12/20/2024)(d)	100,000	94,662
Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (Callable 02/25/2026)(d)	725,085	630,482
Texas Debt Capital CLO Ltd., Series 2023-1A, Class B, 7.62% (3 mo. Term SOFR + 2.30%), 04/20/2036 (Callable 04/20/2025)(d)	250,000	250,910
Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.48%, 08/17/2026 (Callable 03/15/2026)(d)	18,303	18,309
Venture CDO Ltd., Series 2021-42A, Class A1A, 6.72% (3 mo. Term SOFR + 1.39%), 04/15/2034 (Callable 07/15/2024)(d)	410,000	410,205
Vertical Bridge Holdings LLC, Series 2024-1A, Class C2, 5.59%, 05/15/2054 (d)	205,000	205,287
Wellfleet CLO Ltd., Series 2019-XA, Class A1R, 6.76% (3 mo. Term SOFR + 1.43%), 07/20/2032 (Callable 07/20/2024)(d)	368,378	368,694
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (Callable 09/15/2024)(d)	74,793	70,420
Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 01/18/2028 (Callable 08/15/2026)(d)	60,000	59,804
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 09/05/2024)(d)	197,000	179,663
World Omni Auto Receivables Trust, Series 2023-A, Class B, 5.03%, 05/15/2029 (Callable 07/15/2026)	100,000	99,476
TOTAL ASSET-BACKED SECURITIES (Cost $14,132,755)		14,149,593

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.5%	Par	Value
Bermuda Government International Bond
2.38%, 08/20/2030 (Callable 05/20/2030)	200,000	168,940
5.00%, 07/15/2032 (Callable 04/15/2032)(d)	200,000	193,280
Chile Government International Bond, 4.95%, 01/05/2036 (Callable 10/05/2035)	200,000	192,139
Hungary Government International Bond
6.13%, 05/22/2028 (d)	200,000	203,847
5.50%, 03/26/2036 (d)	200,000	192,351
Mexico Government International Bond
3.50%, 02/12/2034 (Callable 11/12/2033)	410,000	334,245
6.00%, 05/07/2036 (Callable 02/07/2036)	640,000	624,916
Peruvian Government International Bond, 3.00%, 01/15/2034 (Callable 10/15/2033)	40,000	32,508
Romanian Government International Bond
5.88%, 01/30/2029 (d)	384,000	382,225
3.00%, 02/14/2031	338,000	280,930
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $2,731,221)		2,605,381

MUNICIPAL BONDS - 1.4%	Par	Value
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/01/2040	101,882	112,656
Chicago Transit Authority Sales Tax Receipts Fund, 3.91%, 12/01/2040	20,000	16,948
Commonwealth of Massachusetts, 4.11%, 07/15/2031	178,045	174,916
County of Riverside CA
2.96%, 02/15/2027	345,000	326,626
3.07%, 02/15/2028	345,000	323,022
Dallas Fort Worth International Airport, Series A, 4.51%, 11/01/2051 (Callable 11/01/2032)	50,000	44,454
District of Columbia, 3.43%, 04/01/2042 (Obligor: National Public Radio Inc)	125,000	100,899
Metropolitan Transportation Authority
5.18%, 11/15/2049	20,000	18,068
5.00%, 11/15/2050 (Callable 05/15/2030)	100,000	104,226
New York Transportation Development Corp., 4.25%, 09/01/2035 (Obligor: Research Fndtn Of St Univ)	265,000	253,959
Philadelphia Authority for Industrial Development, 6.55%, 10/15/2028	355,000	379,109
Regents of the University of California Medical Center Pooled Revenue, 6.55%, 05/15/2048	35,000	38,468
State Board of Administration Finance Corp., 1.26%, 07/01/2025	250,000	239,988
State of California, 7.30%, 10/01/2039	60,000	68,739
Texas Natural Gas Securitization Finance Corp., 5.10%, 04/01/2035	218,259	218,151
TOTAL MUNICIPAL BONDS (Cost $2,577,893)		2,420,229

SHORT-TERM INVESTMENTS - 3.1%
Investments Purchased with Proceeds from Securities Lending - 0.8%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(h)	1,367,188	1,367,187

Money Market Funds - 2.3%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 5.25%(h)	3,959,996	3,959,996
TOTAL SHORT-TERM INVESTMENTS (Cost $5,327,183)		5,327,183

TOTAL INVESTMENTS - 110.9% (Cost $208,063,947)		$193,580,494
Liabilities in Excess of Other Assets - (10.9)%		(19,019,690)
TOTAL NET ASSETS - 100.0%		$174,560,804

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)	To-be-announced security.
(b)	Interest only security.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $41,093,294 or 23.5% of the Fund’s net assets.

(e)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $1,333,825 which represented 0.8% of net assets.
(f)	Represents less than 0.05% of net assets.
(g)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(h)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts. The approximate value of the portion of this security held as collateral is $764,674.

GuideMark Core Fixed Income Fund
Schedule of Futures Contracts
as of June 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note Future	25	09/19/2024	$2,749,609	$8,022
U.S. Treasury 2 Year Note Future	31	09/30/2024	6,330,781	15,750
U.S. Treasury 5 Year Note Future	29	09/30/2024	3,090,766	18,925
				$42,697
Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra 10 Year Note Future	(16)	09/19/2024	$1,816,500	$(19,913)
U.S. Treasury Long Bond Future	(11)	09/19/2024	1,301,437	(14,547)
				$(34,460)
Total Unrealized Appreciation (Depreciation)				$8,237

GuideMark Core Fixed Income Fund
Schedule of Interest Rate Swap Contracts
as of June 30, 2024 (Unaudited)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Counterparty	Maturity Date	Notional	Upfront payments (receipts)	Unrealized Appreciation (Depreciation)		Value
3.878%	5.33%	Receive	Annually	Morgan Stanley	06/12/2035	$155,000	-		$(1,055)	$(1,055)
3.873%	5.33%	Receive	Annually	Morgan Stanley	06/12/2035	465,000	-		(2,982)	(2,982)
3.743%	5.33%	Receive	Annually	Morgan Stanley	06/12/2035	235,000	-		1,181	1,181
3.6545%	5.33%	Receive	Annually	Morgan Stanley	06/12/2035	170,000	-		2,139	2,139
3.6465%	5.33%	Receive	Annually	Morgan Stanley	06/12/2035	190,000	-		2,521	2,521
3.6715%	5.33%	Receive	Annually	Morgan Stanley	06/12/2035	345,000	-		3,841	3,841
3.657%	5.33%	Receive	Annually	Morgan Stanley	06/12/2035	345,000	(22)		4,290	4,268
1.56%	5.33%	Receive	Annually	Morgan Stanley	12/15/20251	565,000	(3,219)		212,425	209,206
2.88%	5.33%	Receive	Annually	Morgan Stanley	03/15/20253	310,000	3,472		42,281	45,753
2.97%	5.33%	Receive	Annually	Morgan Stanley	03/15/20253	990,000	3,063		127,634	130,697
3.59%	5.33%	Receive	Annually	Morgan Stanley	09/15/20253	680,000	2,846		12,923	15,769
							$6,139	$		$411,338